Operating leases - Adjustments for Adoption and Other Items (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right-of-use assets	$ 109,007	$ 109,007
Operating lease liabilities	108,551	108,551
Right-of-use assets obtained in exchange for lease obligations	$ 4,900	$ 17,900
Weighted average remaining lease term (in years)	4 years 10 months 24 days	4 years 10 months 24 days
Weighted average discount rate	3.05%	3.05%
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right-of-use assets			$ 106,500
Operating lease liabilities			$ 106,500